Net Income (Loss) per Common Unit (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Net Income (Loss) per Common Unit
The following table provides a reconciliation of net income and the allocation of net income to the common units, the subordinated units, the general partner units and IDRs for purposes of computing net income (loss) per unit (in millions, except per unit data).

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner Units	IDR
Three Months Ended June 30, 2018
Net income	$281
Declared distributions	284	195	—	76	6	7
Assumed allocation of undistributed net loss (1)	$(3)	(2)	—	(1)	—	—
Assumed allocation of net income		$193	$—	$75	$6	$7

Weighted average units outstanding		348.6	—	135.4
Net income per unit		$0.55		$0.55

Three Months Ended June 30, 2017
Net income	$46
Declared distributions	25	25	—	—	—	—
Amortization of beneficial conversion feature of Class B units	—	(237)	796	(559)	—	—
Assumed allocation of undistributed net income	$21	—	—	21	—	—
Assumed allocation of net income		$(212)	$796	$(538)	$—	$—

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit		$(3.71)		$(3.97)

Six Months Ended June 30, 2018
Net income	$616
Declared distributions	562	387	—	150	12	13
Assumed allocation of undistributed net income (1)	$54	38	—	15	1	—
Assumed allocation of net income		$425	$—	$165	$13	$13

Weighted average units outstanding		348.6	—	135.4
Net income per unit		$1.22		$1.22

Six Months Ended June 30, 2017
Net income	$93
Declared distributions	50	49	—	—	1	—
Amortization of beneficial conversion feature of Class B units	—	(306)	1,030	(724)	—	—
Assumed allocation of undistributed net income	$43	—	—	43	—	—
Assumed allocation of net income		$(257)	$1,030	$(681)	$1	$—

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit		$(4.50)		$(5.03)

(1)
Under our partnership agreement, the IDRs participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss).